Vessels, net - Consolidated Statement of Financial Position (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	$ 248,979
Balance ending of period	236,925
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	248,979
Additions	1,386
Depreciation	(7,215)
Sale of vessel	(6,225)
Balance ending of period	236,925
Vessels [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	323,547
Additions	30
Sale of vessel	(24,570)
Balance ending of period	299,007
Vessels [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(81,424)
Depreciation	(4,788)
Sale of vessel	18,345
Balance ending of period	(67,867)
Dry docking [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	16,624
Additions	1,356
Sale of vessel	(3,986)
Balance ending of period	13,994
Dry docking [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(9,768)
Depreciation	(2,427)
Sale of vessel	3,986
Balance ending of period	$ (8,209)